UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
September 30, 2021
Columbia Short Term Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Short Term Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Short Term Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income, consistent with minimal fluctuation of principal.
Portfolio management
Gregory Liechty
Co-Portfolio Manager
Managed Fund since 2010
Ronald Stahl, CFA
Co-Portfolio Manager
Managed Fund since 2006
Average annual total returns (%) (for the period ended September 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/02/92	0.63	2.02	1.94	1.52
	Including sales charges		-0.35	1.01	1.74	1.42
Advisor Class*		11/08/12	0.76	2.27	2.22	1.78
Class C	Excluding sales charges	10/02/92	0.45	1.46	1.36	1.00
	Including sales charges		-0.55	0.46	1.36	1.00
Institutional Class		09/30/92	0.86	2.27	2.22	1.78
Institutional 2 Class*		11/08/12	0.89	2.45	2.30	1.85
Institutional 3 Class		07/15/09	0.82	2.40	2.34	1.91
Class R		09/27/10	0.51	1.76	1.69	1.26
Bloomberg 1-3 Year Government/Credit Index			0.13	0.30	1.89	1.47
Returns for Class A shares are shown with and without the maximum initial sales charge of 1.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg 1-3 Year Government/Credit Index consists of Treasury or government agency securities and investment-grade corporate debt securities with maturities of one to three years. Effective August 24, 2021, the Bloomberg Barclays 1-3 Year Government/Credit Index was re-branded as the Bloomberg 1-3 Year Government/Credit Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Short Term Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2021)
Asset-Backed Securities — Non-Agency	27.6
Commercial Mortgage-Backed Securities - Non-Agency	11.2
Corporate Bonds & Notes	32.7
Foreign Government Obligations	0.0(a)
Money Market Funds	2.1
Residential Mortgage-Backed Securities - Agency	0.0(a)
Residential Mortgage-Backed Securities - Non-Agency	25.4
U.S. Treasury Obligations	1.0
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at September 30, 2021)
AAA rating	15.3
AA rating	10.7
A rating	23.6
BBB rating	25.1
BB rating	5.1
B rating	3.2
CCC rating	0.4
Not rated	16.6
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Short Term Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2021 — September 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,006.30	1,021.31	3.77	3.80	0.75
Advisor Class	1,000.00	1,000.00	1,007.60	1,022.56	2.52	2.54	0.50
Class C	1,000.00	1,000.00	1,004.50	1,018.55	6.53	6.58	1.30
Institutional Class	1,000.00	1,000.00	1,008.60	1,022.56	2.52	2.54	0.50
Institutional 2 Class	1,000.00	1,000.00	1,008.90	1,022.91	2.17	2.18	0.43
Institutional 3 Class	1,000.00	1,000.00	1,008.20	1,023.16	1.91	1.93	0.38
Class R	1,000.00	1,000.00	1,005.10	1,020.05	5.03	5.06	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Short Term Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 27.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Subordinated Series 2021-A Class B
08/15/2025	1.060%	13,120,000	13,137,548
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	18,625,000	19,041,557
Series 2020-2 Class D
05/13/2026	5.650%	2,800,000	3,038,911
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	9,850,000	9,999,288
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	1,550,000	1,550,069
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.576%	4,000,000	3,983,680
Avant Loans Funding Trust(a)
Series 2019-B Class B
10/15/2026	3.150%	1,137,344	1,140,340
Series 2020-REV1 Class A
05/15/2029	2.170%	10,000,000	10,015,057
Series 2020-REV1 Class B
05/15/2029	2.680%	1,600,000	1,607,731
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	950,000	953,856
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	1.826%	10,800,000	10,800,734
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.546%	5,000,000	5,000,050
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.584%	8,000,000	7,994,032
Series 2017-5A Class A1B
3-month USD LIBOR + 1.250% 01/20/2030	1.384%	8,000,000	7,986,016
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	2,950,000	2,995,480
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	2,786,729	2,780,659
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2020-P1 Class B
03/15/2028	2.920%	4,500,000	4,540,725
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	1,886,317	1,885,523
Dell Equipment Finance Trust(a)
Subordinated Series 2020-1 Class B
04/24/2023	2.980%	3,242,000	3,320,449
Dext ABS LLC(a)
Subordinated Series 2020-1 Class B
11/15/2027	1.920%	3,500,000	3,527,453
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	650,000	670,688
Dryden Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	1.676%	3,025,000	3,025,142
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	4,900,000	5,075,593
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	4,425,000	4,535,820
Exeter Automobile Receivables Trust
Subordinated Series 2021-1A Class C
01/15/2026	0.740%	2,400,000	2,404,547
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	1,474,797	1,517,907
FREED ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	1,625,000	1,629,322
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	4,750,000	4,772,891
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	4,850,000	4,982,627
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	1.217%	4,150,000	4,152,237
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Short Term Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class C
12/26/2025	2.050%	3,000,000	3,025,136
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	1.584%	5,500,000	5,500,566
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	2,512,291	2,510,788
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	1.284%	1,250,000	1,253,109
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	1.926%	5,550,000	5,552,681
Marlette Funding Trust(a)
Series 2019-1A Class B
04/16/2029	3.940%	502,751	505,194
Series 2019-3A Class B
09/17/2029	3.070%	5,175,000	5,203,517
Series 2020-2A Class B
09/16/2030	1.830%	7,500,000	7,536,142
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	2,625,000	2,642,135
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	1,817,662	1,851,860
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	3,270,000	3,278,170
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	1.984%	11,200,000	11,200,459
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	480,739	484,431
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class AR3
3-month USD LIBOR + 1.070% Floor 1.070% 02/20/2034	1.238%	5,000,000	5,002,785
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	4,048,900	4,059,771
Series 2021-2 Class NOTE
01/25/2029	3.000%	8,053,415	8,055,240
Series 2021-3 Class A
05/15/2029	1.150%	9,050,000	9,052,886
Series 2021-HG1 Class A
01/16/2029	1.220%	10,196,618	10,209,127
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	1,612,964	1,618,124
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-1A Class A1
3-month USD LIBOR + 0.800% Floor 0.800% 02/20/2028	0.931%	7,500,763	7,501,191
Palmer Square Loan Funding Ltd.(a),(b),(c)
Series 2021-4A Class A1
3-month USD LIBOR + 0.800% Floor 0.800% 10/15/2029	2.000%	6,000,000	6,000,000
Prosper Marketplace Issuance Trust(a)
Series 2019-3A Class B
07/15/2025	3.590%	271,034	271,130
Series 2019-4A Class B
02/17/2026	3.200%	3,916,969	3,927,726
Race Point CLO Ltd.(a),(b)
Series 2013-8A Class AR2
3-month USD LIBOR + 1.040% Floor 1.040% 02/20/2030	1.171%	2,961,982	2,962,322
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/15/2030	0.576%	4,975,000	4,975,174
Rockland Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 04/20/2034	2.000%	7,500,000	7,508,152
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.526%	10,000,000	10,000,180
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	4,000,000	4,131,046

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-1A Class B
03/20/2028	2.020%	4,900,000	4,953,713
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	1,054,684	1,058,505
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	788,738	789,435
Series 2018-3A Class A
09/20/2035	3.690%	470,015	486,487
SoFi Consumer Loan Program Trust(a)
Series 2019-1 Class B
02/25/2028	3.450%	554,235	555,345
Upgrade Receivables Trust(a)
Subordinated Series 2019-2A Class C
10/15/2025	4.450%	3,518,586	3,541,331
Upstart Pass-Through Trust(a),(d)
Series 2020-ST4 Class A
11/20/2026	3.250%	4,177,096	4,177,096
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	3,776,104	3,821,674
Series 2021-ST3 Class A
05/20/2027	2.000%	3,239,179	3,249,198
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	350,367	351,062
Series 2020-2 Class A
11/20/2030	2.309%	2,369,081	2,370,556
Series 2021-2 Class A
06/20/2031	0.910%	6,682,491	6,690,290
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	1,150,000	1,152,165
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	1,250,000	1,244,742
Westlake Automobile Receivables Trust(a)
Series 2020-2A Class D
01/15/2026	2.760%	1,570,000	1,623,105
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	5,914,000	6,052,974
Total Asset-Backed Securities — Non-Agency (Cost $324,050,794)			326,002,652

Commercial Mortgage-Backed Securities - Non-Agency 11.2%

Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	1.534%	9,100,000	9,061,409
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class C
1-month USD LIBOR + 1.350% Floor 1.350% 09/15/2034	1.434%	11,500,000	11,456,878
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.334%	3,650,000	3,647,719
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.584%	1,975,000	1,974,153
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.334%	13,500,000	13,508,419
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	1.184%	5,950,000	5,951,858
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.334%	3,137,026	3,138,982
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.671%	2,180,000	2,169,105
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	1.971%	1,931,000	1,912,906
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class D
1-month USD LIBOR + 3.050% Floor 3.050% 08/15/2036	3.134%	5,875,000	5,875,006
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.109%	5,900,000	5,890,784
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	1.384%	2,730,000	2,729,999

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Short Term Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	2.934%	870,472	879,172
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	0.984%	2,366,764	2,370,346
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	0.784%	8,551,233	8,562,512
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	1.334%	1,300,000	1,298,436
Morgan Stanley Capital I Trust(a)
Series 2014-150E Class A
09/09/2032	3.912%	9,000,000	9,583,624
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class D
11/10/2036	3.283%	3,675,000	3,656,711
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.284%	3,000,000	3,014,993
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2026	2.834%	1,125,000	1,132,028
Progress Residential Trust(a)
Series 2020-SFR1 Class C
04/17/2037	2.183%	1,000,000	1,016,782
Series 2020-SFR1 Class D
04/17/2037	2.383%	2,025,000	2,056,075
Series 2020-SFR2 Class A
06/17/2037	2.078%	1,200,000	1,222,684
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	300,000	308,060
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	350,000	362,180
RBS Commercial Funding, Inc., Trust(a),(e)
Series 2013-GSP Class A
01/15/2032	3.961%	8,200,000	8,636,315
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.750% 12/15/2034	0.959%	16,055,000	16,014,781
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.174%	1,600,000	1,560,383
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	1.284%	1,900,000	1,901,184
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	3.584%	1,575,000	1,575,981
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $132,113,463)			132,469,465

Corporate Bonds & Notes 32.7%

Aerospace & Defense 1.4%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	3,300,000	3,607,128
Boeing Co. (The)
02/01/2027	2.700%	4,000,000	4,143,803
General Dynamics Corp.
06/01/2026	1.150%	1,975,000	1,979,641
L3Harris Technologies, Inc.
12/15/2026	3.850%	2,000,000	2,216,662
Northrop Grumman Corp.
02/01/2027	3.200%	2,000,000	2,165,049
TransDigm, Inc.(a)
12/15/2025	8.000%	701,000	746,603
03/15/2026	6.250%	990,000	1,035,273
TransDigm, Inc.
06/15/2026	6.375%	216,000	223,112
Total			16,117,271
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	203,000	205,009
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	527,000	553,839
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	387,000	414,349
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	512,673	537,042

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines, Inc.(a)
04/15/2026	4.375%	449,000	461,620
Total			2,171,859
Automotive 0.4%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	213,000	219,356
Clarios Global LP(a)
05/15/2025	6.750%	741,000	784,259
Ford Motor Credit Co. LLC
01/09/2022	3.219%	178,000	178,861
01/09/2023	3.087%	214,000	217,138
11/17/2023	3.370%	200,000	204,663
03/18/2024	5.584%	1,215,000	1,306,112
11/13/2025	3.375%	190,000	195,588
IHO Verwaltungs GmbH(a),(f)
09/15/2026	4.750%	477,819	489,676
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,093,000	1,105,167
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	191,000	206,358
Total			4,907,178
Banking 7.2%
American Express Co.
07/30/2024	2.500%	2,500,000	2,627,414
ANZ New Zealand International Ltd.(a)
02/13/2023	1.900%	1,150,000	1,174,721
Bank of America Corp.(g)
01/23/2026	3.366%	11,200,000	11,967,344
Bank of Montreal
07/09/2024	0.625%	2,215,000	2,211,572
Bank of New York Mellon Corp. (The)
04/24/2025	1.600%	3,000,000	3,064,831
Bank of Nova Scotia (The)
07/31/2024	0.650%	2,575,000	2,567,954
CIT Group, Inc.
08/01/2023	5.000%	416,000	445,105
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	7,000,000	7,912,661
Discover Bank
09/12/2024	2.450%	3,000,000	3,127,459
Goldman Sachs Group, Inc. (The)(g)
03/09/2027	1.431%	4,000,000	3,988,170
HSBC Holdings PLC(g)
05/24/2025	0.976%	3,950,000	3,942,484
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(g)
02/04/2027	1.040%	12,000,000	11,772,310
Morgan Stanley(g)
07/20/2027	1.512%	8,000,000	7,962,241
PNC Bank NA
02/23/2025	2.950%	2,350,000	2,499,515
Royal Bank of Canada
07/29/2024	0.650%	2,320,000	2,313,736
Toronto-Dominion Bank (The)
09/10/2026	1.250%	2,700,000	2,681,940
Truist Financial Corp.(g)
03/02/2027	1.267%	2,674,000	2,661,972
US Bank NA
01/21/2025	2.050%	2,000,000	2,075,392
Wells Fargo & Co.(g)
10/30/2025	2.406%	7,000,000	7,291,440
Westpac Banking Corp.
02/26/2024	3.300%	2,500,000	2,662,626
Total			84,950,887
Building Materials 0.1%
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	575,000	598,396
JELD-WEN, Inc.(a)
05/15/2025	6.250%	294,000	311,090
Standard Industries, Inc.(a)
02/15/2027	5.000%	230,000	237,636
Total			1,147,122
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
03/01/2023	4.000%	352,000	353,792
05/01/2026	5.500%	77,000	79,458
Charter Communications Operating LLC/Capital
02/01/2024	4.500%	3,500,000	3,785,852
Comcast Corp.
04/15/2024	3.700%	2,500,000	2,688,519
CSC Holdings LLC
11/15/2021	6.750%	160,000	161,082
06/01/2024	5.250%	1,016,000	1,087,982
DISH DBS Corp.
07/15/2022	5.875%	267,000	275,152
03/15/2023	5.000%	151,000	156,604
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	789,000	814,445
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	282,000	285,832

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Short Term Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	340,000	352,683
Ziggo BV(a)
01/15/2027	5.500%	567,000	585,869
Total			10,627,270
Chemicals 0.5%
DowDuPont, Inc.
11/15/2023	4.205%	1,000,000	1,073,779
INEOS Group Holdings SA(a)
08/01/2024	5.625%	724,000	725,617
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	205,000	207,146
Ingevity Corp.(a)
02/01/2026	4.500%	577,000	584,648
LYB International Finance III LLC
10/01/2025	1.250%	3,000,000	2,994,313
SPCM SA(a)
03/15/2027	3.125%	18,000	18,000
Total			5,603,503
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
09/13/2024	0.600%	1,150,000	1,149,665
John Deere Capital Corp.
06/07/2024	0.450%	1,000,000	997,222
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	802,000	821,305
Total			2,968,192
Consumer Cyclical Services 0.1%
Uber Technologies, Inc.(a)
05/15/2025	7.500%	1,033,000	1,102,095
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	664,000	702,960
Mattel, Inc.(a)
04/01/2026	3.375%	105,000	108,278
Newell Brands, Inc.
06/01/2025	4.875%	334,000	368,702
Spectrum Brands, Inc.
07/15/2025	5.750%	222,000	228,267
Total			1,408,207
Diversified Manufacturing 0.9%
Carrier Global Corp.
02/15/2025	2.242%	3,585,000	3,714,579
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFX Escrow Corp.(a)
02/15/2026	6.375%	615,000	645,521
Gates Global LLC/Co.(a)
01/15/2026	6.250%	694,000	718,580
Honeywell International, Inc.
06/01/2025	1.350%	1,253,000	1,271,609
Siemens Financieringsmaatschappij NV(a)
03/11/2026	1.200%	2,500,000	2,492,474
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	649,000	700,816
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	996,000	1,063,738
Total			10,607,317
Electric 2.8%
American Electric Power Co., Inc.
11/01/2025	1.000%	2,500,000	2,471,272
Calpine Corp.(a)
06/01/2026	5.250%	294,000	302,348
Clearway Energy Operating LLC
09/15/2026	5.000%	354,000	363,467
Dominion Energy, Inc.
10/01/2025	3.900%	2,000,000	2,187,761
DTE Energy Co.
06/01/2025	1.050%	2,000,000	1,983,706
Duke Energy Corp.
09/15/2025	0.900%	2,500,000	2,477,501
Emera US Finance LP
06/15/2026	3.550%	2,000,000	2,163,217
Eversource Energy
08/15/2025	0.800%	2,500,000	2,459,213
FirstEnergy Corp.
01/15/2026	1.600%	3,000,000	2,968,582
NextEra Energy Capital Holdings, Inc.
04/01/2024	3.150%	1,445,000	1,528,089
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	912,000	965,687
10/15/2026	3.875%	166,000	176,744
Pinnacle West Capital Corp.
06/15/2025	1.300%	2,000,000	1,993,824
PPL Capital Funding, Inc.
05/15/2026	3.100%	2,500,000	2,663,980
Southern Co. (The)
03/15/2028	1.750%	3,500,000	3,464,798
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	897,000	921,537

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	274,000	281,676
02/15/2027	5.625%	400,000	414,073
WEC Energy Group, Inc.
03/15/2024	0.800%	2,029,000	2,034,272
Xcel Energy, Inc.
10/15/2023	0.500%	1,500,000	1,501,834
Total			33,323,581
Environmental 0.2%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	983,000	1,014,361
08/01/2025	3.750%	269,000	276,755
12/15/2026	5.125%	335,000	351,359
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	583,000	590,125
Total			2,232,600
Finance Companies 0.6%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	4,300,000	4,660,445
Navient Corp.
01/25/2023	5.500%	318,000	332,347
10/25/2024	5.875%	149,000	159,298
06/25/2025	6.750%	159,000	173,184
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	253,000	257,873
Rocket Mortgage LLC/Co-Issuer, Inc.(a),(c)
10/15/2026	2.875%	909,000	889,661
SLM Corp.
10/29/2025	4.200%	192,000	205,775
Springleaf Finance Corp.
03/15/2024	6.125%	522,000	557,566
Total			7,236,149
Food and Beverage 1.7%
Anheuser-Busch InBev Worldwide, Inc.
04/13/2028	4.000%	3,150,000	3,554,804
Aramark Services, Inc.(a)
05/01/2025	6.375%	42,000	44,214
B&G Foods, Inc.
04/01/2025	5.250%	309,000	316,577
Bacardi Ltd.(a)
05/15/2025	4.450%	3,900,000	4,296,380
Conagra Brands, Inc.
11/01/2027	1.375%	2,800,000	2,727,960
Diageo Capital PLC
09/29/2025	1.375%	2,500,000	2,526,990
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	399,000	410,746
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	484,000	496,663
11/01/2026	4.875%	322,000	330,137
Mondelez International, Inc.
05/04/2025	1.500%	1,500,000	1,520,431
Performance Food Group, Inc.(a)
05/01/2025	6.875%	419,000	443,749
Post Holdings, Inc.(a)
03/01/2027	5.750%	230,000	238,968
Tyson Foods, Inc.
08/15/2024	3.950%	2,000,000	2,160,064
US Foods, Inc.(a)
04/15/2025	6.250%	882,000	926,004
Total			19,993,687
Gaming 0.6%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	797,000	862,753
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	760,000	800,888
07/01/2025	6.250%	992,000	1,045,191
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	231,000	249,327
International Game Technology PLC(a)
02/15/2025	6.500%	403,000	449,893
04/15/2026	4.125%	233,000	242,175
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	511,000	555,600
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	321,000	346,635
MGM Resorts International
03/15/2023	6.000%	364,000	384,973
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,349,000	1,387,100
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	377,000	384,786
12/01/2026	4.250%	273,000	285,097
Wynn Las Vegas LLC/Capital Corp.(a)
05/30/2023	4.250%	337,000	340,637
03/01/2025	5.500%	219,000	223,456
Total			7,558,511
Health Care 1.5%
Becton Dickinson and Co.
06/06/2024	3.363%	3,785,000	4,023,559

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Short Term Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	831,000	837,562
Cigna Corp.
07/15/2023	3.000%	2,500,000	2,604,216
CVS Health Corp.
06/01/2026	2.875%	4,000,000	4,261,160
HCA, Inc.
02/01/2025	5.375%	638,000	712,830
02/15/2026	5.875%	250,000	287,707
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	930,000	942,253
IQVIA, Inc.(a)
10/15/2026	5.000%	310,000	318,713
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	604,000	630,500
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	314,000	331,229
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	102,000	104,842
Select Medical Corp.(a)
08/15/2026	6.250%	1,239,000	1,303,629
Tenet Healthcare Corp.
07/15/2024	4.625%	382,000	388,249
Tenet Healthcare Corp.(a)
09/01/2024	4.625%	597,000	610,561
04/01/2025	7.500%	242,000	256,949
01/01/2026	4.875%	309,000	319,804
02/01/2027	6.250%	225,000	233,858
Total			18,167,621
Healthcare Insurance 0.3%
Anthem, Inc.
01/15/2025	2.375%	2,300,000	2,396,861
UnitedHealth Group, Inc.
02/15/2023	2.750%	1,100,000	1,130,006
Total			3,526,867
Home Construction 0.1%
Lennar Corp.
01/15/2022	4.125%	284,000	284,409
11/15/2024	5.875%	197,000	221,771
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	377,000	394,935
03/01/2024	5.625%	360,000	388,433
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	154,000	169,070
Total			1,458,618
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.9%
Apache Corp.
11/15/2025	4.625%	487,000	524,128
Canadian Natural Resources Ltd.
02/01/2025	3.900%	2,000,000	2,163,326
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	358,000	367,135
Devon Energy Corp.(a)
09/15/2024	5.250%	491,000	543,310
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	587,000	620,242
01/30/2026	5.500%	341,000	355,365
EQT Corp.
10/01/2022	3.000%	243,000	247,269
EQT Corp.(a)
05/15/2026	3.125%	277,000	283,822
Murphy Oil Corp.
08/15/2024	6.875%	118,000	120,394
Occidental Petroleum Corp.
08/15/2024	2.900%	230,000	234,225
06/15/2025	3.500%	204,000	211,979
12/01/2025	5.500%	643,000	712,328
03/15/2026	5.550%	235,000	260,930
Pioneer Natural Resources Co.
05/15/2023	0.550%	1,222,000	1,222,963
Range Resources Corp.
08/15/2022	5.000%	146,000	148,650
Woodside Finance Ltd.(a)
03/05/2025	3.650%	2,000,000	2,125,300
Total			10,141,366
Integrated Energy 0.4%
BP Capital Markets PLC
02/10/2024	3.814%	1,720,000	1,846,293
Cenovus Energy, Inc.
04/15/2027	4.250%	2,350,000	2,612,388
Total			4,458,681
Leisure 0.4%
Carnival Corp.(a)
03/01/2026	7.625%	376,000	401,278
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	393,000	396,854
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	428,000	446,453

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc.(a)
05/01/2025	8.750%	367,000	393,700
03/15/2026	5.875%	205,000	207,032
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	855,000	864,438
03/15/2026	5.625%	335,000	348,007
NCL Corp Ltd.(a)
02/01/2026	10.250%	145,000	166,595
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%	233,000	266,018
07/01/2026	4.250%	265,000	259,611
08/31/2026	5.500%	142,000	145,915
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	605,000	610,603
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	139,000	148,069
Vail Resorts, Inc.(a)
05/15/2025	6.250%	374,000	395,266
Total			5,049,839
Life Insurance 0.9%
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,500,000	1,620,185
Met Tower Global Funding(a)
09/14/2026	1.250%	4,000,000	3,979,754
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	3,047,000	3,306,647
Principal Life Global Funding II(a)
04/12/2024	0.750%	1,200,000	1,200,710
Total			10,107,296
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	428,000	447,812
Media and Entertainment 0.5%
Discovery Communications LLC
06/15/2025	3.950%	3,000,000	3,269,911
iHeartCommunications, Inc.
05/01/2026	6.375%	1,004,000	1,057,093
Netflix, Inc.
02/15/2022	5.500%	160,000	162,632
03/01/2024	5.750%	272,000	299,986
Netflix, Inc.(a)
06/15/2025	3.625%	124,000	131,772
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	858,000	907,490
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TEGNA, Inc.(a)
03/15/2026	4.750%	150,000	156,750
Univision Communications, Inc.(a)
05/01/2025	9.500%	315,000	341,821
Total			6,327,455
Metals and Mining 0.2%
Commercial Metals Co.
05/15/2023	4.875%	215,000	224,817
Constellium NV(a)
02/15/2026	5.875%	373,000	379,081
Freeport-McMoRan, Inc.
11/14/2024	4.550%	405,000	437,843
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	490,000	485,693
Novelis Corp.(a)
11/15/2026	3.250%	346,000	350,796
Total			1,878,230
Midstream 2.1%
Buckeye Partners LP
07/01/2023	4.150%	114,000	117,870
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	209,000	236,143
DCP Midstream Operating LP
03/15/2023	3.875%	518,000	529,843
Enbridge, Inc.
12/01/2026	4.250%	1,952,000	2,193,152
Enterprise Products Operating LLC
02/15/2025	3.750%	2,110,000	2,288,173
EQM Midstream Partners LP(a)
07/01/2025	6.000%	332,000	364,324
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	2,500,000	2,673,563
MPLX LP
12/01/2024	4.875%	2,100,000	2,326,019
NuStar Logistics LP
02/01/2022	4.750%	287,000	287,820
10/01/2025	5.750%	680,000	733,037
06/01/2026	6.000%	332,000	360,172
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	3,000,000	3,351,585
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	86,000	87,387
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	2,300,000	2,299,441

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Short Term Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP/Finance Corp.
02/15/2026	5.500%	236,000	240,851
Targa Resources Partners LP/Finance Corp.
04/15/2026	5.875%	438,000	458,055
02/01/2027	5.375%	345,000	357,176
Western Midstream Operating LP
02/01/2025	4.350%	1,998,000	2,109,527
Williams Companies, Inc. (The)
06/15/2027	3.750%	3,000,000	3,307,260
Total			24,321,398
Natural Gas 0.3%
NiSource Finance Corp.
05/15/2027	3.490%	3,400,000	3,725,096
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	61,000	63,646
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	93,800	93,428
Total			157,074
Other Industry 0.1%
Hillenbrand, Inc.
06/15/2025	5.750%	358,000	377,680
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	438,000	463,192
Total			840,872
Other REIT 0.2%
Blackstone Mortgage Trust, Inc.(a),(c)
01/15/2027	3.750%	244,000	241,795
Hospitality Properties Trust
06/15/2023	4.500%	265,000	270,090
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	75,000	75,976
02/01/2027	4.250%	415,000	412,679
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	304,000	323,305
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	680,000	685,921
Total			2,009,766
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	863,000	901,214
08/15/2026	4.125%	170,000	176,065
Berry Global, Inc.(a)
02/15/2026	4.500%	448,000	456,258
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BWAY Holding Co.(a)
04/15/2024	5.500%	395,000	398,208
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	380,000	386,260
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	921,000	965,799
Total			3,283,804
Pharmaceuticals 1.4%
AbbVie, Inc.
05/14/2026	3.200%	6,000,000	6,467,499
Amgen, Inc.
05/22/2024	3.625%	2,500,000	2,677,574
AstraZeneca Finance LLC
05/28/2026	1.200%	2,775,000	2,774,775
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	473,000	483,126
11/01/2025	5.500%	186,000	189,007
12/15/2025	9.000%	230,000	243,564
04/01/2026	9.250%	439,000	468,847
Bristol Myers Squibb Co.
07/26/2024	2.900%	1,238,000	1,314,547
Gilead Sciences, Inc.
09/29/2023	0.750%	2,500,000	2,500,239
Total			17,119,178
Property & Casualty 0.7%
American International Group, Inc.
04/01/2026	3.900%	3,000,000	3,323,935
Chubb INA Holdings, Inc.
05/15/2024	3.350%	2,300,000	2,461,306
Loews Corp.
05/15/2023	2.625%	1,644,000	1,694,489
Radian Group, Inc.
10/01/2024	4.500%	160,000	170,881
03/15/2025	6.625%	423,000	472,913
Total			8,123,524
Railroads 0.3%
CSX Corp.
08/01/2024	3.400%	3,000,000	3,220,745
Union Pacific Corp.
06/08/2023	3.500%	760,000	797,693
Total			4,018,438
Refining 0.3%
Phillips 66
02/15/2026	1.300%	3,000,000	2,983,717

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	513,000	538,798
IRB Holding Corp.(a)
06/15/2025	7.000%	1,300,000	1,380,970
Yum! Brands, Inc.(a)
04/01/2025	7.750%	171,000	182,832
Total			2,102,600
Retailers 0.2%
Hanesbrands, Inc.(a)
05/15/2025	5.375%	855,000	895,495
Lowe’s Companies, Inc.
09/15/2024	3.125%	1,000,000	1,063,452
Penske Automotive Group, Inc.
09/01/2025	3.500%	338,000	347,730
Total			2,306,677
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	86,000	87,710
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	307,000	332,035
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2023	3.500%	185,000	189,253
03/15/2026	3.250%	568,000	578,415
Total			1,187,413
Technology 1.7%
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	303,000	323,437
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	3,500,000	3,847,150
Camelot Finance SA(a)
11/01/2026	4.500%	586,000	609,014
CommScope Finance LLC(a)
03/01/2026	6.000%	200,000	207,763
Fidelity National Information Services, Inc.
03/01/2026	1.150%	2,500,000	2,478,642
Microchip Technology, Inc.(a)
02/15/2024	0.972%	2,500,000	2,501,172
Microchip Technology, Inc.
09/01/2025	4.250%	351,000	366,854
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2025	2.700%	3,000,000	3,136,603
Oracle Corp.
07/08/2024	3.400%	2,750,000	2,936,031
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PTC, Inc.(a)
02/15/2025	3.625%	237,000	241,211
RELX Capital, Inc.
03/16/2023	3.500%	1,500,000	1,562,940
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	806,000	841,030
Square, Inc.(a)
06/01/2026	2.750%	577,000	585,593
Symantec Corp.(a)
04/15/2025	5.000%	402,000	408,559
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	540,000	567,003
Total			20,613,002
Transportation Services 0.2%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,500,000	2,734,049
Wireless 0.7%
Altice France SA(a)
05/01/2026	7.375%	417,000	432,683
02/01/2027	8.125%	564,000	607,834
American Tower Corp.
01/31/2028	1.500%	4,000,000	3,879,423
SBA Communications Corp.
09/01/2024	4.875%	243,000	247,425
02/15/2027	3.875%	230,000	238,178
Sprint Communications, Inc.
11/15/2022	6.000%	255,000	267,750
Sprint Corp.
09/15/2023	7.875%	755,000	843,782
06/15/2024	7.125%	442,000	503,204
T-Mobile USA, Inc.
02/15/2026	2.250%	213,000	215,277
04/15/2026	2.625%	322,000	329,030
T-Mobile USA, Inc.(a)
02/15/2026	2.250%	285,000	288,035
Total			7,852,621
Wirelines 0.8%
AT&T, Inc.
02/01/2028	1.650%	4,000,000	3,963,240
CenturyLink, Inc.
03/15/2022	5.800%	466,000	474,812
04/01/2024	7.500%	126,000	139,496
04/01/2025	5.625%	254,000	276,333
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	540,000	537,694

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Short Term Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/22/2028	2.100%	3,600,000	3,654,760
Total			9,046,335
Total Corporate Bonds & Notes (Cost $382,610,581)			385,944,778

Foreign Government Obligations(h) 0.0%

Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	105,000	111,067
Morocco 0.0%
Morocco Government AID Bond(b),(d),(i)
6-month USD LIBOR + 0.000% 05/01/2023	0.156%	170,000	168,300
Total Foreign Government Obligations (Cost $278,378)			279,367

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.
11/01/2021- 01/01/2024	5.000%	19,537	20,342
01/01/2023- 10/01/2024	4.500%	17,506	18,342
03/01/2025- 04/01/2026	4.000%	16,412	17,411
11/01/2025- 07/01/2026	3.500%	5,054	5,393
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.218% Cap 9.504% 03/01/2034	2.338%	111,966	111,949
12-month USD LIBOR + 1.735% Cap 10.860% 07/01/2036	1.985%	1,723	1,730
12-month USD LIBOR + 1.711% Cap 11.094% 08/01/2036	1.977%	28,404	30,029
12-month USD LIBOR + 1.765% Cap 11.140% 12/01/2036	2.140%	5,245	5,270
Federal National Mortgage Association
03/01/2023	5.000%	268	279
03/01/2024- 06/01/2026	4.000%	17,778	18,843
12/01/2025- 09/01/2026	3.500%	5,526	5,899
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.413% Floor 1.413%, Cap 10.038% 07/01/2033	1.663%	21,517	21,650
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(e)
CMO Series 2003-W11 Class A1
06/25/2033	3.083%	5,881	5,976
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	2.000%	9,208	9,492
Total Residential Mortgage-Backed Securities - Agency (Cost $267,068)			272,605

Residential Mortgage-Backed Securities - Non-Agency 25.4%

510 Asset Backed Trust(a),(e)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	5,731,368	5,723,513
AMRESCO Residential Securities Corp. Mortgage Loan Trust(b)
CMO Series 1998-3 Class A7
1-month USD LIBOR + 0.480% Floor 0.480% 07/25/2028	0.566%	8,965	8,950
Angel Oak Mortgage Trust(a),(e)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	674,481	677,678
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	1,231,227
Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	859,839	861,541
CMO Series 2019-2 Class A3
03/25/2049	3.833%	869,285	877,837
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	960,092	966,782
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.386%	222,526	222,554
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.200% Floor 3.200% 08/26/2030	3.286%	2,935,557	2,970,876
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.936%	1,925,000	1,950,574
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	2.210%	3,000,000	3,069,636

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(e)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	1,672,272	1,679,492
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	6,150,148	6,153,919
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 03/15/2038	1.600%	1,283,282	1,283,446
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-CRT2 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 11/10/2032	2.335%	1,200,000	1,200,000
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.158%	5,532,377	5,520,124
CIM Trust(a),(e)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	3,697,898	3,694,776
Cityscape Home Equity Loan Trust(d),(i),(j)
CMO Series 1997-C Class A3
07/25/2028	7.380%	607,537	1
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	2,581,301	2,584,148
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	5,720,744	5,736,129
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	2,733,651	2,762,294
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	8,050,704	8,201,272
CSMC Trust(a),(e)
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	3,888,269	3,903,452
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	3,111,238	3,137,176
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1A
30-day Average SOFR + 1.700% Floor 1.700% 10/25/2033	1.710%	2,500,000	2,509,597
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	0.986%	2,964,000	2,952,455
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	1.786%	1,728,869	1,736,048
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	0.950%	1,002,904	1,003,844
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	1.700%	1,650,000	1,661,369
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	0.750%	2,806,484	2,805,297
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.086%	1,243,483	1,248,285
CMO Series 2020-HQA5 Class M1
30-day Average SOFR + 1.100% 11/25/2050	1.150%	334,507	334,643
GCAT LLC(a),(e)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	4,538,770	4,580,643
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1A
30-day Average SOFR + 1.900% Floor 1.900% 02/25/2034	1.950%	9,375,000	9,406,134
GS Mortgage-Backed Securities Trust(a),(e)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	2,361,146	2,372,088
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	32,724	32,737
Home Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 3.250% Floor 3.250% 10/25/2030	3.336%	6,276,000	6,323,070
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	1.636%	3,900,000	3,889,544
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	1,987,868	2,010,306
Homeward Opportunities Fund Trust(a),(e)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	1,792,245	1,827,542

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Short Term Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Imperial Fund Mortgage Trust(a),(e)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	3,487,579	3,484,272
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	3,627,473	3,642,706
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	7,199,485	7,206,469
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-1 Class C
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2053	1.436%	2,300,000	2,301,235
MFA Trust(a),(e)
CMO Series 2020-NQM1 Class A1
03/25/2065	1.479%	2,272,693	2,282,048
MRA Issuance Trust(a),(b),(d),(i)
CMO Series 2021-11 Class A1X
1-month USD LIBOR + 1.150% Floor 1.150% 01/25/2022	1.234%	5,000,000	5,009,985
MRA Issuance Trust(a),(b)
CMO Series 2021-14 Class A1X
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2022	1.450%	10,900,000	10,901,872
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.840%	11,500,000	11,502,801
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	5,700,000	5,705,319
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class B
05/25/2023	3.910%	2,219,468	2,219,276
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	2,649,811	2,676,025
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,849,231	1,868,706
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.486%	100,817	101,021
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 10/25/2033	1.700%	2,375,000	2,385,344
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	1,595,528	1,604,535
OSAT Trust(a),(e)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	6,553,318	6,576,782
Preston Ridge Partners LLC(a),(e)
CMO Series 2020-5 Class A1
11/25/2025	3.104%	4,839,624	4,857,158
Preston Ridge Partners Mortgage(a),(e)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	3,091,045	3,097,153
CMO Series 2021-4 Class A1
04/25/2026	1.867%	8,664,705	8,652,205
Preston Ridge Partners Mortgage LLC(a),(e)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	4,710,452	4,702,761
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2020-NPL3 Class A1
06/27/2060	3.105%	3,526,517	3,527,702
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	2,589,288	2,589,752
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	2,376,965	2,374,584
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-NPL3 Class A1
07/25/2051	1.868%	9,852,107	9,829,905
PRPM LLC(a),(e)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	2,490,241	2,483,883
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.036%	2,125,000	2,123,399
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2018-IMC2 Class A1
10/25/2048	4.121%	2,836,817	2,849,220
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	1,324,293	1,340,487
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,735,297	1,753,155
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	939,526	942,719

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2021	19

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	11,600,000	11,653,324
Towd Point HE Trust(a),(e)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	1,150,000	1,170,039
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.106%	821,190	823,207
VCAT Asset Securitization LLC(a),(d),(e),(i)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	3,000,000	3,000,000
VCAT LLC(a),(e)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	845,361	847,239
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	5,547,470	5,549,940
CMO Series 2021-NPL7 Class A1
04/25/2051	2.116%	2,140,053	2,144,979
Vericrest Opportunity Loan Transferee XCVI LLC(a),(e)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	2,886,306	2,887,989
Vericrest Opportunity Loan Transferee XCVII LLC(a),(e)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	11,540,544	11,541,990
Vericrest Opportunity Loan Trust CI LLC(a),(e)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	8,860,199	8,864,577
Verus Securitization Trust(a),(e)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	4,488,497	4,538,107
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-2 Class A1
05/25/2060	2.226%	1,257,423	1,267,883
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	1,903,094	1,904,741
Visio Trust(a),(e)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	2,069,831	2,117,692
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	9,645,646	9,714,687
ZH Trust(a)
CMO Series 2021-1 Class A
02/18/2027	2.253%	2,200,000	2,203,130
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $299,820,776)			299,933,002

U.S. Treasury Obligations 1.0%

U.S. Treasury
12/31/2024	2.250%	11,175,000	11,773,910
Total U.S. Treasury Obligations (Cost $11,773,414)			11,773,910

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(k),(l)	24,482,307	24,479,859
Total Money Market Funds (Cost $24,479,797)		24,479,859
Total Investments in Securities (Cost: $1,175,394,271)		1,181,155,638
Other Assets & Liabilities, Net		(42,147)
Net Assets		1,181,113,491

At September 30, 2021, securities and/or cash totaling $639,140 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,875	12/2021	USD	412,602,540	—	(253,550)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(875)	12/2021	USD	(107,399,415)	695,944	—
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Short Term Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $857,026,306, which represents 72.56% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2021.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2021, the total value of these securities amounted to $8,178,286, which represents 0.69% of total net assets.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2021, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	27,869,716	331,551,587	(334,941,444)	—	24,479,859	—	6,389	24,482,307
Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2021	21

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	321,825,556	4,177,096	326,002,652
Commercial Mortgage-Backed Securities - Non-Agency	—	132,469,465	—	132,469,465
Corporate Bonds & Notes	—	385,944,778	—	385,944,778
Foreign Government Obligations	—	111,067	168,300	279,367
Residential Mortgage-Backed Securities - Agency	—	272,605	—	272,605
Residential Mortgage-Backed Securities - Non-Agency	—	290,723,016	9,209,986	299,933,002
U.S. Treasury Obligations	11,773,910	—	—	11,773,910
Money Market Funds	24,479,859	—	—	24,479,859
Total Investments in Securities	36,253,769	1,131,346,487	13,555,382	1,181,155,638
Investments in Derivatives
Asset
Futures Contracts	695,944	—	—	695,944
Liability
Futures Contracts	(253,550)	—	—	(253,550)
Total	36,696,163	1,131,346,487	13,555,382	1,181,598,032
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 03/31/2021 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 09/30/2021 ($)
Asset-Backed Securities — Non-Agency	9,086,089	—	—	—	—	(1,208,993)	—	(3,700,000)	4,177,096
Foreign Government Obligations	209,844	—	737	219	—	(42,500)	—	—	168,300
Residential Mortgage-Backed Securities — Non-Agency	7,900,001	—	—	9,985	8,000,000	—	—	(6,700,000)	9,209,986
Total	17,195,934	—	737	10,204	8,000,000	(1,251,493)	—	(10,400,000)	13,555,382
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Short Term Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Fair value measurements  (continued)
(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2021 was $10,204, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $9,985 and Foreign Government Obligations of $219.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities, residential mortgage backed securities and foreign government obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, single market quotations from broker dealers, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2021	23

Statement of Assets and Liabilities
September 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,150,914,474)	$1,156,675,779
Affiliated issuers (cost $24,479,797)	24,479,859
Cash	2,930,248
Margin deposits on:
Futures contracts	639,140
Receivable for:
Investments sold	11,496,444
Investments sold on a delayed delivery basis	10,465,625
Capital shares sold	2,184,321
Dividends	877
Interest	4,055,255
Foreign tax reclaims	15,532
Variation margin for futures contracts	73,241
Expense reimbursement due from Investment Manager	2,995
Prepaid expenses	15,128
Other assets	22,543
Total assets	1,213,056,987
Liabilities
Payable for:
Investments purchased	11,285,592
Investments purchased on a delayed delivery basis	17,624,875
Capital shares purchased	858,085
Distributions to shareholders	1,669,563
Variation margin for futures contracts	75,196
Management services fees	13,763
Distribution and/or service fees	1,987
Transfer agent fees	50,316
Compensation of board members	312,856
Compensation of chief compliance officer	104
Other expenses	51,159
Total liabilities	31,943,496
Net assets applicable to outstanding capital stock	$1,181,113,491
Represented by
Paid in capital	1,174,927,376
Total distributable earnings (loss)	6,186,115
Total - representing net assets applicable to outstanding capital stock	$1,181,113,491
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Short Term Bond Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
September 30, 2021 (Unaudited)
Class A
Net assets	$241,936,287
Shares outstanding	23,919,106
Net asset value per share	$10.11
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.21
Advisor Class
Net assets	$4,897,915
Shares outstanding	484,863
Net asset value per share	$10.10
Class C
Net assets	$14,459,571
Shares outstanding	1,432,741
Net asset value per share	$10.09
Institutional Class
Net assets	$206,210,932
Shares outstanding	20,416,232
Net asset value per share	$10.10
Institutional 2 Class
Net assets	$12,465,987
Shares outstanding	1,235,847
Net asset value per share	$10.09
Institutional 3 Class
Net assets	$700,000,969
Shares outstanding	69,343,267
Net asset value per share	$10.09
Class R
Net assets	$1,141,830
Shares outstanding	112,887
Net asset value per share	$10.11
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2021	25

Statement of Operations
Six Months Ended September 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$6,389
Interest	11,425,192
Total income	11,431,581
Expenses:
Management services fees	2,439,518
Distribution and/or service fees
Class A	303,162
Class C	69,931
Class R	2,948
Transfer agent fees
Class A	152,022
Advisor Class	4,638
Class C	9,393
Institutional Class	123,399
Institutional 2 Class	3,375
Institutional 3 Class	18,276
Class R	740
Compensation of board members	49,190
Custodian fees	10,521
Printing and postage fees	27,477
Registration fees	75,867
Audit fees	19,804
Legal fees	12,054
Compensation of chief compliance officer	104
Other	11,924
Total expenses	3,334,343
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(511,404)
Fees waived by distributor
Class C	(10,071)
Total net expenses	2,812,868
Net investment income	8,618,713
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,782,887
Futures contracts	(343,630)
Net realized gain	1,439,257
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(522,626)
Futures contracts	(425,927)
Net change in unrealized appreciation (depreciation)	(948,553)
Net realized and unrealized gain	490,704
Net increase in net assets resulting from operations	$9,109,417
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Short Term Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Operations
Net investment income	$8,618,713	$21,098,476
Net realized gain	1,439,257	16,120,906
Net change in unrealized appreciation (depreciation)	(948,553)	60,186,272
Net increase in net assets resulting from operations	9,109,417	97,405,654
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,522,212)	(3,974,903)
Advisor Class	(55,367)	(149,463)
Class C	(52,566)	(233,592)
Institutional Class	(1,487,936)	(3,531,098)
Institutional 2 Class	(97,644)	(494,230)
Institutional 3 Class	(5,473,848)	(12,183,013)
Class R	(5,920)	(17,562)
Total distributions to shareholders	(8,695,493)	(20,583,861)
Increase (decrease) in net assets from capital stock activity	165,530,908	(12,110,753)
Total increase in net assets	165,944,832	64,711,040
Net assets at beginning of period	1,015,168,659	950,457,619
Net assets at end of period	$1,181,113,491	$1,015,168,659
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2021	27

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	September 30, 2021 (Unaudited)		March 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,720,657	37,689,781	7,169,680	71,775,307
Distributions reinvested	136,858	1,386,296	361,431	3,600,128
Redemptions	(3,737,057)	(37,859,521)	(6,801,427)	(67,916,997)
Net increase	120,458	1,216,556	729,684	7,458,438
Advisor Class
Subscriptions	117,082	1,184,670	212,120	2,100,571
Distributions reinvested	5,215	52,762	14,422	143,559
Redemptions	(371,354)	(3,758,330)	(251,213)	(2,490,224)
Net decrease	(249,057)	(2,520,898)	(24,671)	(246,094)
Class C
Subscriptions	223,191	2,255,293	659,644	6,556,190
Distributions reinvested	5,016	50,699	21,513	213,336
Redemptions	(479,413)	(4,844,253)	(1,259,371)	(12,538,139)
Net decrease	(251,206)	(2,538,261)	(578,214)	(5,768,613)
Institutional Class
Subscriptions	4,898,714	49,558,492	11,082,248	110,318,662
Distributions reinvested	122,863	1,242,944	301,014	2,994,634
Redemptions	(3,406,917)	(34,443,980)	(10,467,604)	(104,181,414)
Net increase	1,614,660	16,357,456	915,658	9,131,882
Institutional 2 Class
Subscriptions	188,320	1,902,810	1,473,117	14,692,474
Distributions reinvested	9,665	97,644	49,659	494,220
Redemptions	(134,052)	(1,354,523)	(2,748,735)	(27,428,317)
Net increase (decrease)	63,933	645,931	(1,225,959)	(12,241,623)
Institutional 3 Class
Subscriptions	20,247,859	204,719,659	23,146,189	228,897,284
Distributions reinvested	226,385	2,288,603	473,558	4,705,889
Redemptions	(5,396,385)	(54,563,341)	(24,304,365)	(243,201,968)
Net increase (decrease)	15,077,859	152,444,921	(684,618)	(9,598,795)
Class R
Subscriptions	9,761	98,887	26,547	266,113
Distributions reinvested	507	5,131	1,439	14,314
Redemptions	(17,664)	(178,815)	(117,404)	(1,126,375)
Net decrease	(7,396)	(74,797)	(89,418)	(845,948)
Total net increase (decrease)	16,369,251	165,530,908	(957,538)	(12,110,753)
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Short Term Bond Fund | Semiannual Report 2021

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Columbia Short Term Bond Fund | Semiannual Report 2021	29

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 9/30/2021 (Unaudited)	$10.11	0.06	0.00(c)	0.06	(0.06)	(0.06)
Year Ended 3/31/2021	$9.37	0.18	0.73	0.91	(0.17)	(0.17)
Year Ended 3/31/2020	$9.98	0.26	(0.54)	(0.28)	(0.33)	(0.33)
Year Ended 3/31/2019	$9.88	0.20	0.05	0.25	(0.15)	(0.15)
Year Ended 3/31/2018	$9.98	0.11	(0.09)	0.02	(0.12)	(0.12)
Year Ended 3/31/2017	$9.97	0.08	0.01	0.09	(0.08)	(0.08)
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$10.10	0.08	0.00(c)	0.08	(0.08)	(0.08)
Year Ended 3/31/2021	$9.36	0.20	0.74	0.94	(0.20)	(0.20)
Year Ended 3/31/2020	$9.96	0.29	(0.53)	(0.24)	(0.36)	(0.36)
Year Ended 3/31/2019	$9.87	0.23	0.03	0.26	(0.17)	(0.17)
Year Ended 3/31/2018	$9.97	0.13	(0.09)	0.04	(0.14)	(0.14)
Year Ended 3/31/2017	$9.96	0.11	0.00(c)	0.11	(0.10)	(0.10)
Class C
Six Months Ended 9/30/2021 (Unaudited)	$10.08	0.04	0.01	0.05	(0.04)	(0.04)
Year Ended 3/31/2021	$9.35	0.12	0.72	0.84	(0.11)	(0.11)
Year Ended 3/31/2020	$9.96	0.20	(0.54)	(0.34)	(0.27)	(0.27)
Year Ended 3/31/2019	$9.86	0.14	0.05	0.19	(0.09)	(0.09)
Year Ended 3/31/2018	$9.96	0.05	(0.09)	(0.04)	(0.06)	(0.06)
Year Ended 3/31/2017	$9.95	0.02	0.01	0.03	(0.02)	(0.02)
Institutional Class
Six Months Ended 9/30/2021 (Unaudited)	$10.09	0.08	0.01	0.09	(0.08)	(0.08)
Year Ended 3/31/2021	$9.36	0.20	0.73	0.93	(0.20)	(0.20)
Year Ended 3/31/2020	$9.96	0.29	(0.53)	(0.24)	(0.36)	(0.36)
Year Ended 3/31/2019	$9.86	0.24	0.03	0.27	(0.17)	(0.17)
Year Ended 3/31/2018	$9.97	0.12	(0.09)	0.03	(0.14)	(0.14)
Year Ended 3/31/2017	$9.95	0.11	0.01	0.12	(0.10)	(0.10)
Institutional 2 Class
Six Months Ended 9/30/2021 (Unaudited)	$10.08	0.08	0.01	0.09	(0.08)	(0.08)
Year Ended 3/31/2021	$9.35	0.21	0.72	0.93	(0.20)	(0.20)
Year Ended 3/31/2020	$9.95	0.29	(0.52)	(0.23)	(0.37)	(0.37)
Year Ended 3/31/2019	$9.85	0.22	0.06	0.28	(0.18)	(0.18)
Year Ended 3/31/2018	$9.96	0.14	(0.10)	0.04	(0.15)	(0.15)
Year Ended 3/31/2017	$9.95	0.12	0.00(c)	0.12	(0.11)	(0.11)
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Short Term Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 9/30/2021 (Unaudited)	$10.11	0.63%	0.84%(d)	0.75%(d)	1.25%(d)	53%	$241,936
Year Ended 3/31/2021	$10.11	9.77%	0.85%	0.77%(e)	1.77%	173%	$240,561
Year Ended 3/31/2020	$9.37	(2.94%)	0.85%	0.78%(e)	2.61%	169%	$216,266
Year Ended 3/31/2019	$9.98	2.55%	0.86%	0.80%(e)	2.02%	154%	$226,907
Year Ended 3/31/2018	$9.88	0.15%	0.86%	0.80%(e)	1.06%	86%	$242,170
Year Ended 3/31/2017	$9.98	0.90%	0.88%	0.80%(e)	0.82%	68%	$290,277
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$10.10	0.76%	0.59%(d)	0.50%(d)	1.50%(d)	53%	$4,898
Year Ended 3/31/2021	$10.10	10.06%	0.60%	0.52%(e)	2.03%	173%	$7,409
Year Ended 3/31/2020	$9.36	(2.60%)	0.60%	0.53%(e)	2.87%	169%	$7,103
Year Ended 3/31/2019	$9.96	2.71%	0.61%	0.55%(e)	2.30%	154%	$7,344
Year Ended 3/31/2018	$9.87	0.40%	0.60%	0.55%(e)	1.31%	86%	$7,420
Year Ended 3/31/2017	$9.97	1.16%	0.63%	0.55%(e)	1.07%	68%	$9,760
Class C
Six Months Ended 9/30/2021 (Unaudited)	$10.09	0.45%	1.52%(d)	1.30%(d)	0.70%(d)	53%	$14,460
Year Ended 3/31/2021	$10.08	9.06%	1.60%	1.34%(e)	1.22%	173%	$16,981
Year Ended 3/31/2020	$9.35	(3.53%)	1.60%	1.38%(e)	2.02%	169%	$21,157
Year Ended 3/31/2019	$9.96	1.94%	1.61%	1.40%(e)	1.38%	154%	$27,118
Year Ended 3/31/2018	$9.86	(0.45%)	1.61%	1.40%(e)	0.46%	86%	$42,010
Year Ended 3/31/2017	$9.96	0.33%	1.62%	1.40%(e)	0.22%	68%	$59,183
Institutional Class
Six Months Ended 9/30/2021 (Unaudited)	$10.10	0.86%	0.59%(d)	0.50%(d)	1.50%(d)	53%	$206,211
Year Ended 3/31/2021	$10.09	9.95%	0.60%	0.52%(e)	2.03%	173%	$189,774
Year Ended 3/31/2020	$9.36	(2.60%)	0.60%	0.53%(e)	2.87%	169%	$167,429
Year Ended 3/31/2019	$9.96	2.81%	0.61%	0.55%(e)	2.40%	154%	$303,373
Year Ended 3/31/2018	$9.86	0.29%	0.61%	0.55%(e)	1.23%	86%	$194,236
Year Ended 3/31/2017	$9.97	1.26%	0.63%	0.55%(e)	1.07%	68%	$985,868
Institutional 2 Class
Six Months Ended 9/30/2021 (Unaudited)	$10.09	0.89%	0.52%(d)	0.43%(d)	1.57%(d)	53%	$12,466
Year Ended 3/31/2021	$10.08	10.04%	0.52%	0.44%	2.08%	173%	$11,814
Year Ended 3/31/2020	$9.35	(2.52%)	0.51%	0.44%	2.94%	169%	$22,420
Year Ended 3/31/2019	$9.95	2.91%	0.51%	0.46%	2.27%	154%	$18,228
Year Ended 3/31/2018	$9.85	0.39%	0.51%	0.46%	1.44%	86%	$30,580
Year Ended 3/31/2017	$9.96	1.25%	0.50%	0.45%	1.16%	68%	$17,167
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2021	31

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$10.09	0.08	0.00(c)	0.08	(0.08)	(0.08)
Year Ended 3/31/2021	$9.36	0.21	0.73	0.94	(0.21)	(0.21)
Year Ended 3/31/2020	$9.96	0.30	(0.53)	(0.23)	(0.37)	(0.37)
Year Ended 3/31/2019	$9.86	0.24	0.05	0.29	(0.19)	(0.19)
Year Ended 3/31/2018	$9.96	0.15	(0.10)	0.05	(0.15)	(0.15)
Year Ended 3/31/2017	$9.95	0.13	0.00(c)	0.13	(0.12)	(0.12)
Class R
Six Months Ended 9/30/2021 (Unaudited)	$10.11	0.05	0.00(c)	0.05	(0.05)	(0.05)
Year Ended 3/31/2021	$9.37	0.15	0.74	0.89	(0.15)	(0.15)
Year Ended 3/31/2020	$9.98	0.24	(0.54)	(0.30)	(0.31)	(0.31)
Year Ended 3/31/2019	$9.88	0.18	0.05	0.23	(0.13)	(0.13)
Year Ended 3/31/2018	$9.99	0.08	(0.10)	(0.02)	(0.09)	(0.09)
Year Ended 3/31/2017	$9.97	0.06	0.02	0.08	(0.06)	(0.06)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Short Term Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$10.09	0.82%	0.47%(d)	0.38%(d)	1.62%(d)	53%	$700,001
Year Ended 3/31/2021	$10.09	10.09%	0.47%	0.39%	2.16%	173%	$547,413
Year Ended 3/31/2020	$9.36	(2.47%)	0.46%	0.39%	3.00%	169%	$514,116
Year Ended 3/31/2019	$9.96	2.96%	0.46%	0.41%	2.41%	154%	$717,896
Year Ended 3/31/2018	$9.86	0.54%	0.46%	0.41%	1.50%	86%	$771,726
Year Ended 3/31/2017	$9.96	1.30%	0.45%	0.40%	1.28%	68%	$394,827
Class R
Six Months Ended 9/30/2021 (Unaudited)	$10.11	0.51%	1.09%(d)	1.00%(d)	1.00%(d)	53%	$1,142
Year Ended 3/31/2021	$10.11	9.50%	1.10%	1.02%(e)	1.54%	173%	$1,216
Year Ended 3/31/2020	$9.37	(3.18%)	1.10%	1.03%(e)	2.37%	169%	$1,966
Year Ended 3/31/2019	$9.98	2.30%	1.11%	1.05%(e)	1.78%	154%	$2,549
Year Ended 3/31/2018	$9.88	(0.20%)	1.10%	1.05%(e)	0.81%	86%	$2,535
Year Ended 3/31/2017	$9.99	0.75%	1.12%	1.05%(e)	0.56%	68%	$3,490
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund | Semiannual Report 2021	33

Notes to Financial Statements
September 30, 2021 (Unaudited)
Note 1. Organization
Columbia Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
34	Columbia Short Term Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Short Term Bond Fund | Semiannual Report 2021	35

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
36	Columbia Short Term Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	695,944*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	253,550*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(343,630)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(425,927)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	353,365,079
Futures contracts — short	115,414,551

*	Based on the ending quarterly outstanding amounts for the six months ended September 30, 2021.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Columbia Short Term Bond Fund | Semiannual Report 2021	37

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
38	Columbia Short Term Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2021 was 0.43% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Columbia Short Term Bond Fund | Semiannual Report 2021	39

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended September 30, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
40	Columbia Short Term Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Effective August 1, 2021, the Distributor has reduced the distribution fee for Class C shares to 0.55% annually of the average daily net assets attributable to Class C shares. Prior to August 1, 2021, the Distributor contractually waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.55% annually of the average daily net assets attributable to Class C shares. This arrangement could have been modified or terminated at the sole discretion of the Board of Trustees.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended September 30, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	1.00	0.50 - 1.00(a)	183,561
Class C	—	1.00(b)	291

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	August 1, 2021 through July 31, 2022	Prior to August 1, 2021
Class A	0.74%	0.77%
Advisor Class	0.49	0.52
Class C	1.29	1.52
Institutional Class	0.49	0.52
Institutional 2 Class	0.42	0.44
Institutional 3 Class	0.37	0.39
Class R	0.99	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Prior to August 1, 2021, Class C distribution fees waived by the
Columbia Short Term Bond Fund | Semiannual Report 2021	41

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Distributor, as discussed above, were in addition to the waiver/reimbursement commitment under the agreement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,175,394,000	8,779,000	(2,575,000)	6,204,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $720,822,407 and $609,525,613, respectively, for the six months ended September 30, 2021, of which $260,346,453 and $309,351,570, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2021.
42	Columbia Short Term Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended September 30, 2021.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such
Columbia Short Term Bond Fund | Semiannual Report 2021	43

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
publications would be considered non-representative of the underlying market. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value
44	Columbia Short Term Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At September 30, 2021, one unaffiliated shareholder of record owned 34.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 45.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Short Term Bond Fund | Semiannual Report 2021	45

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
46	Columbia Short Term Bond Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers. The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the
Columbia Short Term Bond Fund | Semiannual Report 2021	47

Approval of Management Agreement  (continued)

Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional accounts or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
48	Columbia Short Term Bond Fund | Semiannual Report 2021

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Columbia Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR222_03_L01_(11/21)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	November 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	November 19, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	November 19, 2021
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	November 19, 2021